Trade and other receivables	12 Months Ended
Mar. 31, 2018
Trade and other receivables [abstract]
Trade and other receivables
12. Trade and other receivables

	As of March 31,
	2018		2017
Current
Trade and other receivables, gross	Rs.	41,569	Rs.	38,926
Less: Allowance for doubtful trade and other receivables		(952)		(861)
Trade and other receivables, net	Rs.	40,617	Rs.	38,065

Non-current
Trade and other receivables, gross(1)	Rs.	169	Rs.	206
Less: Allowance for doubtful trade and other receivables		-		-
Trade and other receivables, net	Rs.	169	Rs.	206

(1) Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.

The Company maintains an allowance for impairment of doubtful accounts based on financial condition of the customer, aging of the customer accounts receivable and historical experience of collections from customers. The details of the allowance for impairment of trade account receivables are given below:

	For the Year Ended March 31,
	2018		2017
Balance at the beginning of the year	Rs.	861	Rs.	789
Provision for doubtful trade and other receivables, net		146		138
Trade and other receivables written off and exchange differences		(55)		(66)
Balance at the end of the year	Rs.	952	Rs.	861